Shareholders' Equity - Additional Information (Detail)	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Common stock, shares authorized	75,000,000	75,000,000
Common stock, shares issued	27,677,000	27,327,000
Common stock, shares outstanding	27,677,000	27,327,000
Maximum [Member]
Class of Stock [Line Items]
Common stock, shares authorized	75,000,000
Preferred stock, shares authorized	10,000,000